GPS FUNDS II

GuidePath® Growth Allocation Fund
GuidePath® Conservative Allocation Fund
GuidePath® Tactical Allocation Fund
GuidePath® Absolute Return Allocation Fund
GuidePath® Multi-Asset Income Allocation Fund
GuidePath® Flexible Income Allocation Fund
(collectively, the “GuidePath® Allocation Funds”)

GuidePath® Conservative Income Fund
GuidePath® Income Fund
GuidePath® Growth and Income Fund
(collectively, the “GuidePath® Income Funds”)

Supplement dated September 27, 2021
to the Prospectuses and Statement of Additional Information (“SAI”) for the GuidePath®
Allocation Funds and GuidePath® Income Funds (together, the “Funds”) dated July 31, 2021

This supplement serves as notification of, and provides information regarding, certain changes to the Funds.

1.	Change in Portfolio Managers for the Funds

Jason Thomas no longer serves as a portfolio manager for the Funds. Accordingly, all references to Mr. Thomas in the Prospectus and SAI are hereby deleted. David McNatt, Matthew Goff, and Selwyn Crews are responsible for the day-to-day management of the GuidePath® Allocation Funds, and Mr. McNatt, Mr. Goff, Davin Gibbins, and Mike Cheng are responsible for the day-to-day management of the GuidePath® Income Funds.

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Please retain this supplement for your reference.